Schedule of Other Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Insurance reimbursable receivable, net (Note 20)		$ 39,574	$ 2,840
Promissory notes receivable		5,517	5,515
Allowance for promissory notes receivable and other receivables		(5,517)	(5,515)
Loan fee receivable		2,932	2,932
Prepaid expenses		2,367	4,054
Fixed assets (Note 7)		1,732	2,328
Distribution receivables		348
Deferred costs of equity offering			343
Other assets		2,191	2,202
Total Other assets, net	$ 54,339	$ 49,144	$ 14,699